UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08049

              Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

              2 Greenwich Plaza, Greenwich, CT 06830

(Address of principal executive offices)               (Zip code)

              Emile R. Molineaux

              Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         203-622-2978

Date of fiscal year end:  9/30

Date of reporting period:12/31/05

Item 1.  Schedule of Investments.

IPO+

PORTFOLIO OF INVESTMENTS

As of December 31, 2005 (Unaudited)

		Shares	Value
	Common Stock - 86.04%
	Advertising - 2.64%
	Focus Media Holding Ltd. *	15,000	$ 506,550

	Alternative Energy - 5.17%
	Sunpower Corp., Class A *	15,500	526,845
	Suntech Power Holdings Co. *	17,000	463,250
			990,095

	Biomedical - 7.53%
	Adams Respiratory Therapeutics, Inc. *	9,000	365,940
	Genentech, Inc. *	9,000	832,500
	Herbalife Ltd. *	7,500	243,900
			1,442,340
	Coal - 2.97%
	Foundation Coal Holdings, Inc.	15,000	570,000

	Computer Services / Technology - 13.74%
	Blackboard, Inc. *	15,000	434,700
	Cogent, Inc. *	10,000	226,800
	IHS, Inc. *	22,000	451,440
	NAVTEQ Corp. *	18,000	789,660
	SRA International, Inc., Class A *	12,000	366,480
	SSA Global Technologies, Inc. *	20,000	363,800
			2,632,880

	Construction / Building Materials - 1.60%
	Desarrolladora Homex *	10,000	306,800

	Electronics - 1.66%
	Ituran Location and Control Ltd. *	20,000	319,000

	Financial Services - 6.70%
	GFI Group, Inc. *	10,000	474,300
	Global Cash Access, Inc. *	18,000	262,620
	Lazard Ltd., Class A	7,500	239,250
	Wright Express Corp. *	14,000	308,000
			1,284,170
IPO+

PORTFOLIO OF INVESTMENTS

As of December 31, 2005 (Unaudited) (Continued)

		Shares	Value
	Furniture - 1.34%
	Knoll, Inc.	15,000	$ 256,650

	Health Instruments - 4.06%
	Alcon, Inc.	6,000	777,600

	Insurance - 4.40%
	Amerisafe, Inc. *	15,000	151,200
	Genworth Financial, Inc., Class A	20,000	691,600
			842,800

	Leasing Companies - 2.26%
	Williams Scotsman International, Inc. *	25,000	432,750

	Oil / Gas - 8.69%
	Basic Energy Services, Inc. *	20,000	399,000
	Bill Barrett Corp. *	10,000	386,100
	Dresser-Rand Group, Inc. *	23,000	556,140
	W&T Offshore, Inc.	11,000	323,400
			1,664,640

	Real Estate & Real Estate Investment Trusts [REITs] - 3.60%
	DiamondRock Hospitality Co.	25,000	299,000
	HouseValues, Inc. *	30,000	390,900
			689,900

	Retail - 2.00%
	Under Armour, Inc. *	10,000	383,100

	Schools - 0.96%
	Lincoln Educational Services *	12,900	183,954

	Semiconductors - 3.28%
	Saifun Semiconductors Ltd. *	20,000	629,400

IPO+

PORTFOLIO OF INVESTMENTS

As of December 31, 2005 (Unaudited) (Continued)

		Shares	Value
	Shipping - 0.95%
	Horizon Lines, Inc., Class A	15,000	$ 181,950

	Telecom Services - 7.59%
	Hutchison Telecommunications *	14,000	302,260
	Ikanos Communications, Inc. *	10,000	147,400
	Neustar, Inc., Class A *	28,000	853,720
	WiderThan Co., Ltd. *	10,000	151,500
			1,454,880
	Utilities - 4.90%
	CPFL Energia SA	10,000	348,500
	ITC Holdings Corp.	21,000	589,890
			938,390

	Total Common Stocks (Cost $13,682,569)		16,487,849

	Short-Term Investments - 4.70%
	Registered Investment Companies - 4.70%
	BNY Hamilton Money Fund, Hamilton Shares,
	due 1/3/06 (Cost $900,000)	900,000	$ 900,000

	Total Investments - 90.74%
	(Cost $14,582,569)(a)		17,387,849
	Assets in Excess of Other Liabilities - 9.26%		1,778,303
	Net Assets 100.00%		$ 19,166,152

IPO+

PORTFOLIO OF INVESTMENTS
	……………………………………………………………………………………………………………………………………
As of December 31, 2005 (Unaudited) (Continued)

		Shares	Value
	Securities Sold Short
	Maidenform Brands, Inc.	5,000	$ 63,300
	Prestige Brands Holdings, Inc.	5,000	62,500
	Fairpoint Communications, Inc.	5,000	51,800
	Total Securities Sold Short (Proceeds $177,674)		177,600

*	Non-income producing security.
(a)	The cost for Federal income tax purposes was $14,404,895. At December 31, 2005 net unrealized appreciation for all
	securities (excluding securities sold short) based on tax cost was $2,805,280. This consists of aggregate gross unrealized
	appreciation of $2,994,737 and aggregate gross unrealized depreciation of $189,457.

APPENDIX A:

SECURITY VALUATION: Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Short-term investments are carried at amortized cost, which approximates value.

Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund’s Board of Trustees (the “Board”), are valued at fair value as determined in good faith by the Board.

There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the Board, after consulting with representatives of the Fund’s Advisor and/or the Fund’s Administrator, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; and (iii) determinations of value by one or more pricing services for a security or securities deemed comparable.   As of December 31, 2005, the Fund did not hold any securities for which market quotations were not readily available.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Renaissance Capital Greenwich Funds

By (Signature and Title)

       /s/William K. Smith, President

Date      2/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/William K. Smith, President

Date      2/28/06

By (Signature and Title)

       /s/Kathleen S. Smith, Treasurer

Date      2/28/06

CERTIFICATIONS

I, William K. Smith, certify that:

1.            I have reviewed this report on Form N-Q for the Renaissance Capital Greenwich Funds;

2.            Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.            Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.            The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)            designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)            designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)            evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)            disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.            The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)            all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)            any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:      2/28/06

Signature:

                /s/William K. Smith, President

I, Kathleen S. Smith, certify that:

1.            I have reviewed this report on Form N-Q for the Renaissance Capital Greenwich Funds;

2.            Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.            Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.            The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)            designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)            designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)            evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)            disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.            The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)            all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)            any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:      2/28/06

Signature:

               /s/Kathleen S. Smith, Treasurer